Pension and Other Employee Benefit Plans - Additional Information (Detail) - JPY (¥) ¥ in Billions	6 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Pension plan, contribution expected to be paid during the next fiscal year		¥ 51
Total payment to pension plans	¥ 25
Additional contribution expected to be paid during remainder of fiscal year	¥ 26